Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property, plant and equipment
Note 11 - Property, plant, and equipment
Changes to the carrying amount of Property, plant and equipment were as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition cost
Balance at January 1, 2024	8,916	180,945	251,638	441,499
Additions[1]	2,732	11,058	101,211	115,001

Divestments and disposals	—	(70)	—	(70)
Reclassifications	1,962	111,104	(113,066)	—
Effect of foreign currency exchange differences	(269)	(6,005)	(6,119)	(12,393)
Balance at June 30, 2024	13,341	297,032	233,664	544,037
Balance at January 1, 2025	10,866	476,162	166,196	653,224
Additions[1]	213	1,519	48,535	50,267
Divestments and disposals	(2,167)	(1,013)	(47)	(3,227)
Reclassifications	200	1,305	(1,505)	—
Effect of foreign currency exchange differences	720	15,125	15,480	31,325
Balance at June 30, 2025	9,832	493,098	228,659	731,589

Depreciation and impairment
Balance at January 1, 2024	(2,709)	(61,174)	(579)	(64,462)
Depreciation expense	(1,287)	(2,203)	—	(3,490)
Depreciation capitalized into inventory	—	(2,000)	—	(2,000)
Divestments and disposals	—	34	—	34
Effect of foreign currency exchange differences	159	1,058	—	1,217
Balance at June 30, 2024	(3,837)	(64,285)	(579)	(68,701)
Balance at January 1, 2025	(4,154)	(142,883)	(72,700)	(219,737)
Depreciation expense	(1,185)	(2,516)	—	(3,701)
Depreciation capitalized into inventory	—	(7,356)	—	(7,356)
Divestments and disposals	741	805	—	1,546
Impairment loss[2]	—	(215,715)	(874)	(216,589)
Effect of foreign currency exchange differences	(176)	(4,826)	(1,460)	(6,462)
Balance at June 30, 2025	(4,774)	(372,491)	(75,034)	(452,299)

Carrying amount at December 31, 2024	6,712	333,279	93,496	433,487
Carrying amount at June 30, 2025	5,058	120,607	153,625	279,290

1 - Of $50,267 in additions for the six months ended June 30, 2025, $38,296 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows the amount of $38,296 is included as investing activities in the $88,032 of additions to property, plant and equipment, and the remaining $49,736 relates to additions in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2025.
Of $115,001 in additions for the six months ended June 30, 2024, $64,464 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows these $64,464 are included as investing activities in the $83,884 of additions to property, plant and equipment, and the remaining $19,420 relates to additions to Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.
2 - The impairment loss of $216,589 is part of the total impairment registered of $739,347 related to the Polestar 3 CGU. For further information, refer to Note 2 - Significant accounting policies and judgements.
The significant additions in the six months ended June 30, 2025 were related to:
•Additions to Machinery under development are primarily related to acquisitions of tooling for Polestar 4 and Polestar 5 and some investments in Polestar 3.
•Additions to Machinery and equipment is mainly due to acquisitions of vendor tooling for Polestar 3.
Right of use assets
Polestar's right-of-use assets, which are presented within Property, plant and equipment in the Unaudited Condensed Consolidated Interim Financial Statements, had a carrying value of $80,778 as of June 30, 2025 ($104,256 as of December 31, 2024). The significant change in the six months ended June 30, 2025 was the recognition of an impairment loss of $27,755, part of the total impairment registered of $739,347 related to Polestar 3 CGU. For further information, refer to Note 2 - Significant accounting policies and judgements.